Note 22 - Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of other provisions [text block]
Provisions
(USD in
thousands)
Carrying amount at January 1, 2025	$141
Currency adjustment	17
Carrying amount at December 31, 2025	$158
Provisions
(USD in
thousands)
Carrying amount at January 1, 2024	$149
Currency adjustment	(8)
Carrying amount at December 31, 2024	$141